Segmented Information (Segment And Geographical Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	$ 5,858	$ 5,160	$ 8,467
Production and mineral taxes	134	105	198
Transportation and processing	1,476	1,231	1,193
Operating	859	794	866
Purchased product	441	349	635
Operating Cash Flow	2,948	2,681	5,575
Depreciation, depletion and amortization	1,565	1,956	2,282
Asset Impairment Charges	21	4,695	2,249
Operating Income (Loss), Total	1,362	(3,970)	1,044
Accretion of asset retirement obligation	53	53	50
Administrative	439	392	350
Interest	563	522	468
Foreign exchange (gain) loss, net	325	(107)	133
Other	(6)	1	21
Non-Operating Expenses	1,374	861	1,022
Net Earnings (Loss) Before Income Tax	(12)	(4,831)	22
Income tax expense (recovery)	(248)	(2,037)	17
Net Earnings (Loss)	236	(2,794)	5
Canadian Division [Member]
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	2,824	2,760	2,872
Production and mineral taxes	15	9	15
Transportation and processing	756	555	490
Operating	372	352	380
Operating Cash Flow	1,681	1,844	1,987
Depreciation, depletion and amortization	601	748	966
Asset Impairment Charges		1,822	2,249
Operating Income (Loss), Total	1,080	(726)	(1,228)
USA Division [Member]
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	2,763	3,365	4,022
Production and mineral taxes	119	96	183
Transportation and processing	722	652	728
Operating	411	377	444
Operating Cash Flow	1,511	2,240	2,667
Depreciation, depletion and amortization	818	1,102	1,226
Asset Impairment Charges		2,842
Operating Income (Loss), Total	693	(1,704)	1,441
Market Optimization [Member]
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	512	419	703
Operating	38	48	40
Purchased product	441	349	635
Operating Cash Flow	33	22	28
Depreciation, depletion and amortization	12	12	12
Operating Income (Loss), Total	21	10	16
Corporate & Other [Member]
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	(241)	(1,384)	870
Transportation and processing	(2)	24	(25)
Operating	38	17	2
Operating Cash Flow	(277)	(1,425)	893
Depreciation, depletion and amortization	134	94	78
Asset Impairment Charges	21	31
Operating Income (Loss), Total	$ (432)	$ (1,550)	$ 815